Commitments and Contingencies (Narrative) (Details) - USD ($)	1 Months Ended		12 Months Ended
	Jun. 29, 2021	Jun. 16, 2021	Oct. 31, 2023	Oct. 31, 2022	Oct. 31, 2021
Disclosure Of Contingencies [Line Items]
Legal contingency, damages sought	$ 1,051,739	$ 765,579
Accruals on counter claims			$ 23,555	$ 9,040	$ 40,000
Recovery is recorded as other receivable			11,705	$ 0
Amount received as advances from parties			63,000
Amount paid as advances to third party			63,000
Amount committed to pay related to construction of hardware equipment			$ 63,000